Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of movements in carrying amount of property, plant and equipment

	Leasehold	IT	Furniture	Other
(In thousands of €)	improvements	equipment	and fixtures	equipment	Total
Acquisition cost
As at January 1, 2025	359	127	179	10	675
Additions	—	—	4	—	4
Disposals	—	—	—	—	—
As of December 31, 2025	359	127	183	10	679
Accumulated depreciation and impairment losses
As at January 1, 2025	(13)	(26)	(16)	(1)	(56)
Depreciation	(40)	(42)	(36)	(2)	(120)
Impairment losses	—	—	—	—	—
Disposals	—	—	—	—	—
As of December 31, 2025	(53)	(68)	(52)	(3)	(176)
Carrying amount as of December 31, 2025	306	59	131	7	503
Acquisition cost
As at January 1, 2024	—	—	—	—	—
Additions	359	127	179	10	675
Disposals	—	—	—	—	—
As of December 31, 2024	359	127	179	10	675
Accumulated depreciation and impairment losses
As at January 1, 2024	—	—	—	—	—
Depreciation	(13)	(26)	(16)	(1)	(56)
Impairment losses	—	—	—	—	—
Disposals	—	—	—	—	—
As of December 31, 2024	(13)	(26)	(16)	(1)	(56)
Carrying amount as of December 31, 2024	345	101	163	10	619